Stockholders' Equity - September 2017 Financing (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 10, 2017	Mar. 31, 2016	Jan. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2018
Class of Stock [Line Items]
Net proceeds from sale of common stock and warrants after transaction costs				$ 9,600	$ 9,600
Shares issuable upon exercise (shares)						13,095,000		7,084,000
Aggregate gross proceeds from sale of common stock and warrants		$ 7,800	$ 2,200
Transaction costs						$ 637	$ 1,235	$ 1,392	$ 641
September 2017 Warrants
Class of Stock [Line Items]
Shares issuable upon exercise (shares)								1,068,000
Warrant exercise price (USD per share)								$ 1.67
September 2017 Placement Agent Warrants
Class of Stock [Line Items]
Shares issuable upon exercise (shares)						379,000		107,000
Warrant exercise price (USD per share)						$ 0.60		$ 2.16
Common Stock
Class of Stock [Line Items]
Issuance of common stock (shares)			252,842
September 2017 Financing
Class of Stock [Line Items]
Net proceeds from sale of common stock and warrants after transaction costs	$ 3,100
September 2017 Financing | September 2017 Financing Warrants
Class of Stock [Line Items]
Expected term (in years)	2 years 6 months
Volatility rate (as a percent)	110.40%
Dividend yield (as a percent)	0.00%
Risk-free interest rate (as a percent)	1.38%
September 2017 Financing | September 2017 Financing Warrants | Warrants Not Settleable in Cash
Class of Stock [Line Items]
Aggregate gross proceeds from sale of common stock and warrants	$ 900
September 2017 Financing | September 2017 Warrants
Class of Stock [Line Items]
Shares issuable upon exercise (shares)	1,068,307
Date from which warrants are exercisable	Sep. 13, 2017
Warrant exercise price (USD per share)	$ 1.67									$ 0.60
Warrant expiration period (in years)	2 years 6 months
September 2017 Financing | September 2017 Placement Agent Warrants
Class of Stock [Line Items]
Warrant exercise price (USD per share)	$ 2.16									$ 0.60
Warrant expiration period (in years)	2 years 6 months
September 2017 Financing | Common Stock
Class of Stock [Line Items]
Issuance of common stock (shares)	2,136,614
Shares issued, price per share (USD per share)	$ 1.73
Aggregate gross proceeds from sale of common stock and warrants	$ 2,800
Transaction costs	$ 600
HC Wainwright | September 2017 Financing | September 2017 Placement Agent Warrants
Class of Stock [Line Items]
Shares issuable upon exercise (shares)	106,831